Loans and borrowings	12 Months Ended
Dec. 31, 2022
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Loans and borrowings
26.	Loans and borrowings

	Effective interest rate	Maturity	31.12.2021
	%		RMB’000
Current
Renminbi denominated loans	1.10 – 3.85	2022	2,103,000

Non-current
Renminbi denominated loans	3.45	2023	100,000

	Effective interest rate	Maturity	31.12.2022	31.12.2022
	%		RMB’000	US$’000
Current
Renminbi denominated loans	0.86 – 3.70	2023	2,141,432	308,036

Non-current
Renminbi denominated loans	3.00	2025	200,000	28,769

Note:

(i)	All loan balances as stated above do not have a callable feature.

S$30.0 million credit facility with DBS Bank Ltd (“DBS”)
On June 25, 2021, the Company entered into an uncommitted revolving credit facility agreement with DBS with an aggregate value of S$ 30.0 million to refinance the S$30.0 million facility that matured on June 1, 2021. Among other things, the terms of the facility required that (i) HLA retains ownership of the special share, at all-time
retains at least 35% ownership of the Company and that the Company remain a consolidated subsidiary of HLA, (ii) the Company at all-time
retains at least 76.4% ownership in Yuchai and (iii) HLGE remains listed on the Main Board of Singapore Exchange. The terms of the facility also included certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) not being less than US$ 400 million, and the ratio of the consolidated total debt (as defined in the agreement) to consolidated tangible net worth not exceeding
1.0
times. This arrangement was used to finance the Group general working capital requirements.
S$30.0 million credit facility with MUFG Bank Ltd, Singapore Branch (“MUFG”)
On June 10, 2020, the Company entered into an uncommitted and unsecured multi-currency revolving credit facility agreement with MUFG for an aggregate value of S$ 30.0 million to refinance the S$ 30.0 million facility that matured on March 17, 2020. The facility is available for three years from the date of the facility agreement and will be used to finance the Company’s general working capital requirements. Among other things, the terms of the facility require that HLA retains ownership of the Company’s special share and that the Company remains a subsidiary of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s tangible net worth (as defined in the agreement) not being less than US$ 120 million at all times and the ratio of the Company’s total net debt (as defined in the agreement) to tangible net worth not exceeding 2.0 times at all times, as well as negative pledge provisions and customary drawdown requirements.
US$30.0 million credit facility with Sumitomo Mitsui Banking Corporation, Singapore Branch (“SMBC”)
On June 24, 2020, the Company entered into an uncommitted and unsecured multi-currency short-term revolving credit facility agreement with SMBC for an aggregate value of US$ 30.0 million to refinance the US$ 30.0 million facility that matured on March 18, 2020. This facility will be utilized by the Company to finance its general working capital requirements. The terms of the facility require, among other things, that HLA retains ownership of the special share and that the Company remains a subsidiary of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) as of June 30 and December 31 of each year not less than US$ 200 million and the ratio of the Company’s consolidated total net debt (as defined in the agreement) to consolidated tangible net worth as of June 30 and December 31 of each year not exceeding 2.0 times, as well as negative pledge provisions and customary drawdown requirements. On April 12, 2022, the Company enter into a supplement agreement with SMBC to amend the maximum tenor of each drawdown under the facility to 6 months for US$ and 3 months for SGD.